SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Sep. 30, 2020
Accounting Policies [Abstract]
Estimated Useful Lives Of Assets [Table Text Block]

Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Plant and building	20‑40 years
Machinery and equipment	10‑15 years
Furniture and office equipment	5‑8 years
Motor vehicles	5‑10 years
Leasehold improvements	Shorter of the useful lives or the lease term

Estimated Useful Lives Of Intangible Assets [Table Text Block]

Amortization is calculated on a straight-line basis over the following estimated useful lives for the main acquired intangible assets:

Technology rights for licensed seeds	3‑20 years
Distribution network	6‑14 years
Trademark	Indefinite